Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Premiums (net of reinsurance ceded of $11,054, $11,481, and $11,788)	$ 103,447	$ 90,941	$ 68,581
Contract charges (net of reinsurance ceded of $8,279, $7,954, and $8,019)	77,194	76,171	76,009
Other revenue	1,414	924	814
Net investment income	287,883	310,695	295,845
Realized capital gains and losses:
Total other-than-temporary impairment ("OTTI") losses	(68)	(6,263)	(20,613)
OTTI losses reclassified (from) to other comprehensive income	(217)	893	4,656
Net OTTI losses recognized in earnings	(285)	(5,370)	(15,957)
Sales and valuation changes on equity investments and derivatives	(20,269)	71,702	17,596
Realized capital gains (losses)	(20,554)	66,332	1,639
Total revenues	449,384	545,063	442,888
Costs and expenses
Contract benefits (net of reinsurance ceded of $11,016, $8,055, and $12,024)	237,578	230,493	208,403
Interest credited to contractholder funds (net of reinsurance ceded of $4,533, $4,805, and $4,770)	91,482	97,377	102,761
Amortization of deferred policy acquisition costs	16,299	16,992	16,127
Operating costs and expenses	45,964	42,753	36,188
Total costs and expenses	391,323	387,615	363,479
Income from operations before income tax expense (benefit)	58,061	157,448	79,409
Income tax expense (benefit)	12,827	(46,735)	28,008
Net income	45,234	204,183	51,401
Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(50,575)	(66,210)	24,554
Change in unrealized foreign currency translation adjustments	98	2,409	1,138
Other comprehensive (loss) income, after-tax	(50,477)	(63,801)	25,692
Comprehensive (loss) income	$ (5,243)	$ 140,382	$ 77,093